Schedule of Investments (unaudited)	iShares® Latin America 40 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 43.1%
Ambev SA, ADR	16,791,942	$57,764,281
B3 SA - Brasil, Bolsa, Balcao	23,341,889	78,935,738
Banco do Brasil SA	5,459,048	35,264,629
BRF SA, ADR(a)(b)	2,786,191	15,240,465
CCR SA.	4,233,246	11,447,416
Lojas Renner SA	3,423,557	30,444,313
Magazine Luiza SA	10,152,772	43,172,449
Natura & Co. Holding SA(a)	3,199,739	36,501,908
Pagseguro Digital Ltd., Class A(a)(b)	766,988	42,889,969
Petroleo Brasileiro SA, ADR	7,089,496	86,704,536
Ultrapar Participacoes SA	2,974,144	10,996,523
Vale SA, ADR	13,088,028	298,537,919
WEG SA	5,597,567	37,915,082
		785,815,228
Chile — 6.4%
Banco de Chile	173,207,357	17,096,912
Banco Santander Chile, ADR	592,382	11,770,630
Cencosud SA	5,127,410	10,201,199
Empresas CMPC SA	4,191,330	9,987,646
Empresas COPEC SA	1,287,740	12,677,679
Enel Americas SA, ADR	1,449,558	10,465,809
Enel Chile SA	94,876,287	5,458,303
Falabella SA	2,867,840	12,765,264
Sociedad Quimica y Minera de Chile SA, ADR	544,188	25,756,418
		116,179,860
Colombia — 2.0%
Bancolombia SA, ADR	430,684	12,403,699
Ecopetrol SA, ADR	940,003	13,742,844
Interconexion Electrica SA ESP	1,688,236	9,963,876
		36,110,419
Mexico — 21.7%
America Movil SAB de CV, Series L, NVS	89,474,800	67,328,283
Cemex SAB de CV, CPO, NVS(a)	57,678,815	48,668,489
Fibra Uno Administracion SA de CV	11,286,800	12,190,469
Fomento Economico Mexicano SAB de CV	7,082,200	59,733,635
Grupo Financiero Banorte SAB de CV, Class O	9,339,000	60,323,550
Grupo Mexico SAB de CV, Series B	12,162,200	57,205,171
Grupo Televisa SAB, CPO	9,640,700	27,576,639
Wal-Mart de Mexico SAB de CV	19,294,800	62,983,477
		396,009,713
Peru — 2.7%
Credicorp Ltd.(a)	237,355	28,746,064
Southern Copper Corp.	324,024	20,841,224
		49,587,288
Security	Shares	Value

United States — 3.2%
StoneCo Ltd., Class A(a)(b)	883,334	$59,236,378

Total Common Stocks — 79.1%
(Cost: $1,353,377,525)		1,442,938,886

Preferred Stocks

Brazil — 20.3%
Banco Bradesco SA, Preference Shares, ADR	18,474,232	94,772,810
Gerdau SA, Preference Shares, ADR	4,017,384	23,702,566
Itau Unibanco Holding SA, Preference Shares, ADR	18,464,117	110,969,343
Itausa SA, Preference Shares, NVS	17,039,626	38,198,526
Petroleo Brasileiro SA, Preference Shares, ADR	8,751,644	103,356,916
		371,000,161
Total Preferred Stocks — 20.3%
(Cost: $442,251,924)		371,000,161

Rights

Brazil — 0.0%
Ultrapar Participacoes SA (Expires 07/26/21)(a)	3,668,679	29,504

Total Rights — 0.0%
(Cost: $0)		29,504

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	58,793,331	58,828,607
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	940,000	940,000
		59,768,607
Total Short-Term Investments — 3.3%
(Cost: $59,754,295)		59,768,607

Total Investments in Securities — 102.7%
(Cost: $1,855,383,744)		1,873,737,158

Other Assets, Less Liabilities — (2.7)%		(49,905,527)

Net Assets — 100.0%		$1,823,831,631

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$54,526,143	$4,304,006	(a)	$—		$(3,071)	$1,529	$58,828,607	58,793,331	$524,042	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,240,000	—		(6,300,000	)(a)	—	—	940,000	940,000	129		—
						$(3,071)	$1,529	$59,768,607		$524,171		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	92	09/17/21	$2,338	$(17,917)
MSCI Brazil Index	98	09/17/21	5,477	(167,916)
				$(185,833)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,442,938,886	$—	$—	$1,442,938,886
Preferred Stocks	371,000,161	—	—	371,000,161
Rights	29,504	—	—	29,504
Money Market Funds	59,768,607	—	—	59,768,607
	$1,873,737,158	$—	$—	$1,873,737,158
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(185,833)	$—	$—	$(185,833)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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